Non-Current Assets - Plant and Equipment	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Non-Current Assets - Plant and Equipment

NOTE 10. NON-CURRENT ASSETS – PLANT AND EQUIPMENT

	Plant and Equipment A$	Computers A$	Furniture and fittings A$	Total A$
At June 30, 2017
Cost or fair value	510,188	48,919	8,030	567,137
Accumulated depreciation	(498,948)	(37,167)	(6,820)	(542,935)

Net book amount	11,240	11,752	1,210	24,202

Year ended June 30, 2018
Opening net book amount	11,240	11,752	1,210	24,202
Exchange differences	638	314	26	978
Additions	1,312	10,581	—	11,893
Disposals	—	—	—	—
Depreciation charge	(1,917)	(7,814)	(893)	(10,624)

Closing net book amount	11,273	14,833	343	26,449

At June 30, 2018
Cost or fair value	524,746	61,585	8,475	594,806
Accumulated depreciation	(513,473)	(46,752)	(8,132)	(568,357)

Net book amount	11,273	14,833	343	26,449

Year ended June 30, 2019
Opening net book amount	11,273	14,833	343	26,449
Exchange differences	353	226	(13)	566
Additions	17,027	11,051	13,356	41,434
Disposals	—	—	—	—
Depreciation charge	(4,024)	(10,206)	(1,269)	(15,499)

Closing net book amount	24,629	15,904	12,417	52,950

At June 30, 2019
Cost or fair value	548,380	73,966	22,049	644,395
Accumulated depreciation	(523,751)	(58,062)	(9,632)	(591,445)

Net book amount	24,629	15,904	12,417	52,950